Transactions with Related Parties	3 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties	Transactions with Related Parties
Contract Services
In May 2019, Combo Resources, LLC ("Combo") entered into a contract services agreement with RPOC, whereby RPOC became the contract operator on behalf of Combo and provides certain administrative services to Combo in exchange for payment of a fee equal to $250 thousand per month and reimbursement of all third party expenses. This fee was subsequently decreased to $150 thousand per month effective July 1, 2020 and further decreased to $100 thousand per month effective August 1, 2020. Combo was previously owned by Oakspring Energy Holdings, LLC ("Oakspring") and by a wholly-owned subsidiary of Riley Exploration Group, Inc. ("REG"). On December 31, 2020, Oakspring contributed their interest in Combo to certain investment funds of Yorktown Partners, LLC, and the wholly-owned subsidiary of REG contributed its' interest in Combo to Riley Exploration Group, LLC.
The Company recognized $300 thousand and $750 thousand in the three months ended December 31, 2020 and 2019, respectively, in revenue under the contract services agreement and had an accounts receivable of $313 thousand and $55 thousand as of December 31, 2020 and September 30, 2020, respectively. Additionally, the Company recognized an advance from Combo for $570 thousand as of December 31, 2020 for the completion of a well.
In May 2019, REG entered into a contract services agreement with RPOC with an effective date of May 1, 2019, whereby RPOC will provide certain operational services to REG in exchange for payment of a fee equal to $75 thousand per month. This fee was subsequently increased to $100 thousand per month effective September 1, 2019.
The Company recognized $300 thousand and $300 thousand in the three months ended December 31, 2020 and 2019, respectively, in revenue under the contract services agreement. The Company did not recognize an accounts receivable under the contract services agreement as of December 31, 2020 and September 30, 2020.
The Company incurred costs directly relating to the performance of its obligations under these contract service agreements and recognized $148 thousand and $168 thousand, respectively, for the three months ended December 31, 2020 and 2019.